8. INVESTMENTS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	R$ 1,088,955	R$ 2,248,004	R$ 3,411,572	R$ 4,871,162
Other current assets	1,672,996	1,753,024
Total current assets	12,725,805	12,014,483
Non-current assets
Other non-current assets	5,057,554	4,285,223
Investments, PP&E and intangible assets	19,700,944	18,046,864
Tota non-current assets	38,143,471	35,313,041
Total assets	50,869,276	47,327,524
Current liabilities
Borrowings and financing	5,125,843	5,653,439
Leases	35,040
Total current liabilities	11,619,957	11,438,552
Non-current liabilities
Borrowings and financing	22,841,193	23,173,635
Leases	439,350
Total non-current liabilities	27,887,387	25,875,532
Shareholders' equity	11,361,932	10,013,440	R$ 8,288,229	R$ 7,384,521
Total liabilities and shareholders' equity	R$ 50,869,276	R$ 47,327,524
Joint Venture [Member] | MRS Logistica [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation	34.94%	34.94%
Current assets
Cash and cash equivalents	R$ 670,296	R$ 345,962
Advances to suppliers	20,100	17,750
Other current assets	1,326,281	736,768
Total current assets	2,016,677	1,100,480
Non-current assets
Other non-current assets	789,562	804,570
Investments, PP&E and intangible assets	8,316,033	6,482,292
Tota non-current assets	9,105,595	7,286,862
Total assets	11,122,272	8,387,342
Current liabilities
Borrowings and financing	653,784	422,793
Leases	256,034
Other current liabilities	1,561,684	1,368,290
Total current liabilities	2,471,502	1,791,083
Non-current liabilities
Borrowings and financing	2,369,615	2,111,518
Leases	1,650,758
Other non-current liabilities	527,871	640,535
Total non-current liabilities	4,548,244	2,752,053
Shareholders' equity	4,102,526	3,844,206
Total liabilities and shareholders' equity	R$ 11,122,272	R$ 8,387,342
Joint Venture [Member] | CBSI [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation	50.00%	50.00%
Current assets
Cash and cash equivalents		R$ 2,091
Advances to suppliers		73
Other current assets		41,284
Total current assets		43,448
Non-current assets
Other non-current assets		2,111
Investments, PP&E and intangible assets		6,324
Tota non-current assets		8,435
Total assets		51,883
Current liabilities
Borrowings and financing		4,350
Other current liabilities		33,844
Total current liabilities		38,194
Non-current liabilities
Borrowings and financing		1,262
Other non-current liabilities		539
Total non-current liabilities		1,801
Shareholders' equity		11,888
Total liabilities and shareholders' equity		R$ 51,883
Joint Venture [Member] | Transnordestina Logistica [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation	47.26%	46.30%
Current assets
Cash and cash equivalents	R$ 17,166	R$ 19,234
Advances to suppliers	3,240	1,734
Other current assets	59,405	108,851
Total current assets	79,811	129,819
Non-current assets
Other non-current assets	258,391	222,630
Investments, PP&E and intangible assets	8,968,447	8,428,567
Tota non-current assets	9,226,838	8,651,197
Total assets	9,306,649	8,781,016
Current liabilities
Borrowings and financing	103,877	75,906
Other current liabilities	171,821	179,816
Total current liabilities	275,698	255,722
Non-current liabilities
Borrowings and financing	6,084,424	5,754,073
Other non-current liabilities	430,603	218,839
Total non-current liabilities	6,515,027	5,972,912
Shareholders' equity	2,515,924	2,552,382
Total liabilities and shareholders' equity	R$ 9,306,649	R$ 8,781,016
Joint Operation [Member] | Ita Energetica [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation	48.75%	48.75%
Current assets
Cash and cash equivalents	R$ 65,793	R$ 29,870
Advances to suppliers	363	937
Other current assets	15,955	16,718
Total current assets	82,111	47,525
Non-current assets
Other non-current assets	24,361	25,840
Investments, PP&E and intangible assets	426,403	457,578
Tota non-current assets	450,764	483,418
Total assets	532,875	530,943
Current liabilities
Other current liabilities	16,793	18,298
Total current liabilities	16,793	18,298
Non-current liabilities
Other non-current liabilities	16,550	15,113
Total non-current liabilities	16,550	15,113
Shareholders' equity	499,532	497,532
Total liabilities and shareholders' equity	R$ 532,875	R$ 530,943